Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events

18Subsequent events

The Group performed an evaluation of subsequent events through April 25, 2025, which is the date the financial statements were issued, and did not identify any material events or transactions that would require adjustment to or disclosure in the financial statements.